Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MORGAN STANLEY INCOME OPPORTUNITIES FUND
Entity Central Index Key	0000882381
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000006295
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Global Fixed Income Opportunities Fund
Trading Symbol	DINAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[1]
AssetsNet	$ 834,581,450
Holdings Count | Holding	407
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$834,581,450
# of Portfolio Holdings	407
Portfolio Turnover Rate	140%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.3%
Collateralized Mortgage Obligations - Agency Collateral Series	0.3%
Supranational	0.6%
Investment Companies	0.8%
Commercial Mortgage-Backed Securities	3.7%
Agency Fixed Rate Mortgages	7.5%
Sovereign	9.2%
Asset-Backed Securities	12.0%
Short-Term Investments	12.9%
Mortgages - Other	19.9%
Corporate Bonds	32.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-3.1%
Not Rated	24.5%
CCC	2.4%
B	5.1%
BB	10.8%
BBB	27.2%
A	10.3%
AA	1.8%
AAA	21.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000155980
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Global Fixed Income Opportunities Fund
Trading Symbol	MSIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$79	1.58%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.58%	[2]
AssetsNet	$ 834,581,450
Holdings Count | Holding	407
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$834,581,450
# of Portfolio Holdings	407
Portfolio Turnover Rate	140%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.3%
Collateralized Mortgage Obligations - Agency Collateral Series	0.3%
Supranational	0.6%
Investment Companies	0.8%
Commercial Mortgage-Backed Securities	3.7%
Agency Fixed Rate Mortgages	7.5%
Sovereign	9.2%
Asset-Backed Securities	12.0%
Short-Term Investments	12.9%
Mortgages - Other	19.9%
Corporate Bonds	32.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-3.1%
Not Rated	24.5%
CCC	2.4%
B	5.1%
BB	10.8%
BBB	27.2%
A	10.3%
AA	1.8%
AAA	21.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006298
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Global Fixed Income Opportunities Fund
Trading Symbol	DINDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.57%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[3]
AssetsNet	$ 834,581,450
Holdings Count | Holding	407
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$834,581,450
# of Portfolio Holdings	407
Portfolio Turnover Rate	140%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.3%
Collateralized Mortgage Obligations - Agency Collateral Series	0.3%
Supranational	0.6%
Investment Companies	0.8%
Commercial Mortgage-Backed Securities	3.7%
Agency Fixed Rate Mortgages	7.5%
Sovereign	9.2%
Asset-Backed Securities	12.0%
Short-Term Investments	12.9%
Mortgages - Other	19.9%
Corporate Bonds	32.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-3.1%
Not Rated	24.5%
CCC	2.4%
B	5.1%
BB	10.8%
BBB	27.2%
A	10.3%
AA	1.8%
AAA	21.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000198830
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Global Fixed Income Opportunities Fund
Trading Symbol	MFIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IR	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[4]
AssetsNet	$ 834,581,450
Holdings Count | Holding	407
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$834,581,450
# of Portfolio Holdings	407
Portfolio Turnover Rate	140%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.3%
Collateralized Mortgage Obligations - Agency Collateral Series	0.3%
Supranational	0.6%
Investment Companies	0.8%
Commercial Mortgage-Backed Securities	3.7%
Agency Fixed Rate Mortgages	7.5%
Sovereign	9.2%
Asset-Backed Securities	12.0%
Short-Term Investments	12.9%
Mortgages - Other	19.9%
Corporate Bonds	32.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-3.1%
Not Rated	24.5%
CCC	2.4%
B	5.1%
BB	10.8%
BBB	27.2%
A	10.3%
AA	1.8%
AAA	21.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000006297
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Global Fixed Income Opportunities Fund
Trading Symbol	DINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$60	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%	[5]
AssetsNet	$ 834,581,450
Holdings Count | Holding	407
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$834,581,450
# of Portfolio Holdings	407
Portfolio Turnover Rate	140%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.3%
Collateralized Mortgage Obligations - Agency Collateral Series	0.3%
Supranational	0.6%
Investment Companies	0.8%
Commercial Mortgage-Backed Securities	3.7%
Agency Fixed Rate Mortgages	7.5%
Sovereign	9.2%
Asset-Backed Securities	12.0%
Short-Term Investments	12.9%
Mortgages - Other	19.9%
Corporate Bonds	32.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-3.1%
Not Rated	24.5%
CCC	2.4%
B	5.1%
BB	10.8%
BBB	27.2%
A	10.3%
AA	1.8%
AAA	21.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000126926
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Global Fixed Income Opportunities Fund
Trading Symbol	MGFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Global Fixed Income Opportunities Fund for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[6]
AssetsNet	$ 834,581,450
Holdings Count | Holding	407
InvestmentCompanyPortfolioTurnover	140.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$834,581,450
# of Portfolio Holdings	407
Portfolio Turnover Rate	140%

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Senior Loan Interests	0.3%
Collateralized Mortgage Obligations - Agency Collateral Series	0.3%
Supranational	0.6%
Investment Companies	0.8%
Commercial Mortgage-Backed Securities	3.7%
Agency Fixed Rate Mortgages	7.5%
Sovereign	9.2%
Asset-Backed Securities	12.0%
Short-Term Investments	12.9%
Mortgages - Other	19.9%
Corporate Bonds	32.8%

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	-3.1%
Not Rated	24.5%
CCC	2.4%
B	5.1%
BB	10.8%
BBB	27.2%
A	10.3%
AA	1.8%
AAA	21.0%
Footnote	Description
Footnote[a]	Security ratings disclosed with the exception for those labeled "Not Rated" is an aggregation of the highest security level rating amongst S&P Global Ratings, Moody's Investors Services, Inc., and Fitch Ratings, each a Nationally Recognized Statistical Ratings Organization.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized